LEASES (Schedule of Carrying Amounts of Right of Use Assets and Lease Liabilities) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease right of use asset
Balance as at January 1	₪ 582
Balance as at December 31	663	₪ 582
Balance as at January 1	617	683
Accretion of interest	18	20
Non-cash movements	214	73
Lease payments (principal) cash outflow	(129)	(139)
Lease payments (interest) cash outflow	(18)	(20)
Balance as at December 31	702	617
Current lease liabilities	120	131
Non-current liabilities	582	486
Buildings [Member]
Lease right of use asset
Balance as at January 1	222	252
Amortization charges	(38)	(41)
Non-cash movements	114	11
Balance as at December 31	298	222
Cell sites [member]
Lease right of use asset
Balance as at January 1	330	362
Amortization charges	(71)	(78)
Non-cash movements	65	46
Balance as at December 31	324	330
Vehicles [Member]
Lease right of use asset
Balance as at January 1	30	42
Amortization charges	(25)	(27)
Non-cash movements	36	15
Balance as at December 31	₪ 41	₪ 30